PIMCO Funds: Pacific Investment Management Series

                    Supplement dated September 1, 2000 to the
                       Prospectus dated August 1, 2000 for
                        Institutional and Administrative
                                  Class Shares

          Important Information About the PIMCO Strategic Balanced Fund

On or about October 2, 2000, the PIMCO Strategic Balanced Fund (the "Fund") will become a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing in other mutual funds. The Fund will seek to achieve its investment objective by normally investing between 45% and 75% of its assets in the StocksPLUS Fund and between 25% and 55% of its assets in the Total Return Fund (collectively, the "Underlying Funds"). The Fund will invest all of its assets in shares of the Underlying Funds and will not invest directly in stocks or bonds of other issuers.

The conversion to a fund of funds will be effected by an in-kind sale of securities held by the Fund to the Underlying Funds, in exchange for Institutional Class shares of those funds. This transaction will be a taxable event to the Fund that could result in additional distributions to shareholders. However, as of August 31, 2000 the Fund had no built-in gains, and as such PIMCO believes that the tax implications to shareholders will be minimal.

Pro forma expense information is provided in the tables below. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. The use of a fund of funds structure could affect the timing, amount and character of distributions and may therefore increase the amount of taxes payable by shareholders. In addition to the StocksPLUS and Total Return Funds, the Fund may in the future invest in additional funds in the PIMCO Funds family at the discretion of PIMCO and without shareholder approval.

The Fund's investment performance will depend upon how its assets are allocated between the Underlying Funds. A principal risk of investing in the Fund is that PIMCO's allocation technique will not produce the desired results, and the Fund may not achieve its investment objective. The value of an investment in the Fund will be directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments.

ProForma

Fees and      These tables describe the fees and expenses you may pay if you buy
Expenses      and hold Institutional Class or Administrative  Class shares
of the Fund   of the Fund:

Shareholder Fees (fees paid directly from your investment)                 None

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                          Distribution                                                 Total Amount
                        Advisory          and/or Service      Other             Underlying             Fund Operating
Share Class             Fees              (12b-1) Fees        Expenses(1)       Fund Expenses(2)       Expenses
---------------------------------------------------------------------------------------------------------------
Institutional           None              None                0.05%             0.57%                0.62%
---------------------------------------------------------------------------------------------------------------
Administrative          None              0.25%               0.05              0.57                 0.87
---------------------------------------------------------------------------------------------------------------

(1)  Other Expenses reflect a 0.05% Administrative Fee paid by the class.

(2) Based on estimated expenses for the current fiscal year. Underlying Fund Expenses for the Fund are estimated based upon a 65%/35% allocation of the Fund's assets between the StocksPLUS and Total Return Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see the Fund Summaries of the Underlying Funds. Total Annual Fund Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Fund will incur. Actual Underlying Fund Expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


Share Class                Year 1           Year 3            Year 5            Year 10
---------------------------------------------------------------------------------------
Institutional              $63              $199              $346              $   774
---------------------------------------------------------------------------------------
Administrative               89               278               482               1,073
---------------------------------------------------------------------------------------

                PIMCO Funds: Pacific Investment Management Series

                    Supplement dated September 1, 2000 to the
                       Prospectus dated August 1, 2000 for
                        Institutional and Administrative
                                  Class Shares

        Important Information About the PIMCO Low Duration Mortgage Fund

On or about October 2, 2000, the PIMCO Low Duration Mortgage Fund (the "Fund") will change its name to the PIMCO GNMA Fund. At that time, the Fund will seek to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA"). The duration of the Fund will change from 1-3 years to 1-7 years.

Scott A. Mather will assume the day-to-day portfolio management responsibilities of managing the Fund. Mr. Mather is an Executive Vice President of PIMCO and a senior member of PIMCO's portfolio management and strategy groups, and a member of PIMCO's mortgage team. Mr. Mather joined PIMCO two years ago, having been previously associated with Goldman Sachs, where he was a trader in the fixed income division and specialized in trading a broad range of mortgaged backed securities.

                PIMCO Funds: Pacific Investment Management Series

                      Supplement dated September 1, 2000 to
                       the Prospectus dated August 1, 2000
                          for Class A, B, and C Shares

          Important Information About the PIMCO Strategic Balanced Fund

On or about October 2, 2000, the PIMCO Strategic Balanced Fund (the "Fund") will become a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing in other mutual funds. The Fund will seek to achieve its investment objective by normally investing between 45% and 75% of its assets in the StocksPLUS Fund and between 25% and 55% of its assets in the Total Return Fund (collectively, the "Underlying Funds"). The Fund will invest all of its assets in shares of the Underlying Funds and will not invest directly in stocks or bonds of other issuers.

The conversion to a fund of funds will be effected by an in-kind sale of securities held by the Fund to the Underlying Funds, in exchange for Institutional Class shares of those funds. This transaction will be a taxable event to the Fund that could result in additional distributions to shareholders. However, as of August 31, 2000 the Fund had no built-in gains, and as such PIMCO believes that the tax implications to shareholders will be minimal.

Pro forma expense information is provided in the tables below. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. The use of a fund of funds structure could affect the timing, amount and character of distributions and may therefore increase the amount of taxes payable by shareholders. In addition to the StocksPLUS and Total Return Funds, the Fund may in the future invest in additional funds in the PIMCO Funds family at the discretion of PIMCO and without shareholder approval.

The Fund's investment performance will depend upon how its assets are allocated between the Underlying Funds. A principal risk of investing in the Fund is that PIMCO's allocation technique will not produce the desired results, and the Fund may not achieve its investment objective. The value of an investment in the Fund will be directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments.

ProForma
Fees and           These tables  describe  the fees and  expenses you may pay if
Expenses           you buy and hold Class A, B or C shares of the Fund:
of the Fund

           Shareholder Fees (fees paid directly from your investment)

              Maximum Sales Charge (Load) Imposed                      Maximum Contingent Deferred Sales Charge (Load)
              on Purchase (as a percentage of offering price)          (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A       4.5%                                                     1.0%(1)
---------------------------------------------------------------------------------------------------------------------
Class B       None                                                     5.0%(2)
---------------------------------------------------------------------------------------------------------------------
Class C       None                                                     1.0%(3)
---------------------------------------------------------------------------------------------------------------------

(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."

(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                    Distribution                                                          Total Annual
                  Advisory          and/or Service                     Other            Underlying        Fund Operating
Share Class       Fees              (12b-1) Fees(1)                    Expenses(2)      Fund Expenses     Expenses
---------------------------------------------------------------------------------------------------------------------------
Class A           None              0.25%                     0.40%             0.57%                     1.22%
---------------------------------------------------------------------------------------------------------------------------
Class B           None              1.00                      0.40              0.57                      1.97
---------------------------------------------------------------------------------------------------------------------------
Class C           None              1.00                      0.40              0.57                      1.97
---------------------------------------------------------------------------------------------------------------------------

(1) Due to 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)  Other Expenses  reflect a 0.40%  Administrative  Fee paid by the class.

(3) Based on estimated expenses for the current fiscal year. Underlying Fund Expenses for the Fund are estimated based upon a 65%/35% allocation of the Fund's assets between the StocksPLUS and Total Return Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying funds. Total Annual Fund Operating Expenses and the Examples set forth below are based on estimates of the Underlying fund Expenses the Fund will incur. Actual Underlying Fund Expenses for the fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

----------------------------------------------------------------------------------------------------------------------
               Example: Assuming you redeem shares at the end of   Example: Assuming you do not redeem your shares
               each period
----------------------------------------------------------------------------------------------------------------------
Share Class    Year 1       Year 3       Year 5       Year 10      Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------------------------------------------------------------------
Class A        $569         $820         $1,090       $1,861       $569         $820         $1,090       $1,861
----------------------------------------------------------------------------------------------------------------------
Class B         700          918          1,262        2,006        200          618          1,062        2,006
----------------------------------------------------------------------------------------------------------------------
Class C         300          618          1,062        2,296        200          618          1,062        2,296
----------------------------------------------------------------------------------------------------------------------

                PIMCO Funds: Pacific Investment Management Series

                          Supplement dated September 1,
                             2000 to the Prospectus
                              dated August 1, 2000
                               for Class D Shares

          Important Information About the PIMCO Strategic Balanced Fund

On or about October 2, 2000, the PIMCO Strategic Balanced Fund (the "Fund") will become a "fund of funds," which is a term used to describe mutual funds that pursue their investment objectives by investing in other mutual funds. The Fund will seek to achieve its investment objective by normally investing between 45% and 75% of its assets in the StocksPLUS Fund and between 25% and 55% of its assets in the Total Return Fund (collectively, the "Underlying Funds"). The Fund will invest all of its assets in shares of the Underlying Funds and will not invest directly in stocks or bonds of other issuers.

The conversion to a fund of funds will be effected by an in-kind sale of securities held by the Fund to the Underlying Funds, in exchange for Institutional Class shares of those funds. This transaction will be a taxable event to the Fund that could result in additional distributions to shareholders. However, as of August 31, 2000 the Fund had no built-in gains, and as such PIMCO believes that the tax implications to shareholders will be minimal.

Pro forma expense information is provided in the tables below. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. The use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to the StocksPLUS and Total Return Funds, the Fund may in the future invest in additional funds in the PIMCO Funds family at the discretion of PIMCO and without shareholder approval.

The Fund's investment performance will depend upon how its assets are allocated between the Underlying Funds. A principal risk of investing in the Fund is that PIMCO's allocation technique will not produce the desired results, and the Fund may not achieve its investment objective. The value of an investment in the Fund will be directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments.

ProForma

Fees and          These tables  describe  the fees and  expenses you may pay if
Expenses          you buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                  None

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                    Distribution                                                          Total Annual
                  Advisory          and/or Service            Other             Underlying                Fund Operating
                  Fees              (12b-1) Fees(1)           Expenses(2)       Fund Expenses(3)          Expenses
-------------------------------------------------------------------------------------------------------------------------
Class D           None              0.25%                     0.40%             0.57%                     1.22%
-------------------------------------------------------------------------------------------------------------------------

(1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
     "Management      of      the       Funds--Investment       Adviser      and
     Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

(3) Based on estimated expenses for the current fiscal year. Underlying Fund Expenses for the Fund are estimated based upon a 65%/35% allocation of the Fund's assets between the StocksPLUS and Total Return Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. Total Annual Fund Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund Expenses the Fund will incur. Actual Underlying Fund Expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares in the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                   Year 1         Year 3          Year 5          Year 10
---------------------------------------------------------------------------
Class D            $124           $387            $670            $1,477
---------------------------------------------------------------------------